Commitments & Contingencies - Schedule of Rent Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 13,240	$ 18,639	$ 52,550	$ 51,403